RiverNorth Opportunities Fund, Inc.

Statement of Investments

April 30, 2022 (Unaudited)

Shares	Description	Value (Note 2)
CLOSED-END FUNDS - COMMON SHARES (78.78%)
392,948	Aberdeen Emerging Markets Equity Income Fund, Inc.	$2,298,746
321,973	Barings Corporate Investors	4,572,017
68,051	Barings Global Short Duration High Yield Fund	1,017,362
307,239	Barings Participation Investors	3,997,179
176,578	BlackRock 2022 Global Income Opportunity Trust	7,452
436,542	BlackRock California Municipal Income Trust	4,967,848
1,342,769	Blackrock Capital Allocation Trust	20,893,486
1,110,434	Blackrock ESG Capital Allocation Trust	16,378,901
620,831	BlackRock Innovation & Growth Trust(a)	5,593,687
215,702	BlackRock Municipal Income Fund, Inc.	2,644,507
162,120	BlackRock MuniHoldings California Quality Fund, Inc.	1,943,819
131,383	BlackRock MuniHoldings Fund, Inc.	1,690,899
50,873	BlackRock MuniVest Fund, Inc.	389,687
57,562	BrandywineGLOBAL - Global Income Opportunities Fund, Inc.	535,327
147,519	Calamos Long/Short Equity & Dynamic Income Trust(a)	2,733,527
305,501	Cohen & Steers Tax-Advantaged Preferred Securities & Income Fund(a)	6,268,881
3	Cornerstone Strategic Value Fund, Inc.	31
3	Cornerstone Total Return Fund, Inc.	30
31,476	DTF Tax-Free Income 2028 Term Fund, Inc.	384,165
163,084	DWS Municipal Income Trust	1,577,022
306,158	First Trust High Yield Opportunities 2027 Term Fund	5,063,853
129,485	GDL Fund	1,085,084
205,026	High Income Securities Fund	1,568,449
460,950	Invesco Dynamic Credit Opportunity Fund	5,559,060
186,252	Invesco Municipal Trust	1,940,746
138,230	Invesco Quality Municipal Income Trust	1,432,063
109,703	Kayne Anderson Midstream/Energy Fund, Inc.	883,109
165,459	MFS High Income Municipal Trust	655,218
374,919	MFS High Yield Municipal Trust	1,312,216
122,342	MFS Investment Grade Municipal Trust	964,055
212,271	MFS Municipal Income Trust	1,175,981
144,953	Miller/Howard High Dividend Fund(a)	1,507,511
1,949,698	Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.(a)	8,949,114
61,213	Neuberger Berman California Municipal Fund, Inc.	710,071
100	Neuberger Berman High Yield Strategies Fund, Inc.	976
55,117	Neuberger Berman Next Generation Connectivity Fund, Inc.	631,641
186,500	NexPoint Diversified Real Esta Trust	2,957,890
294,147	Nuveen Core Plus Impact Fund	3,870,975
329,615	Nuveen Dynamic Municipal Opportunities Fund	3,780,684
485,525	Pershing Square Holdings Ltd.	16,774,889
351,178	PGIM Short Duration High Yield Opportunities Fund	5,696,107
156,259	PIMCO Dynamic Income Opportunities Fund	2,495,456
700,354	PIMCO Energy & Tactical Credit Opportunities Fund(a)	9,959,034
148,574	PIMCO Global StocksPLUS & Income Fund	1,255,450
79,871	Pioneer Municipal High Income Advantage Fund, Inc.	714,845
454,538	Pioneer Municipal High Income Fund Trust	4,349,929
479,392	Pioneer Municipal High Income Opportunities Fund, Inc.	6,045,133
45,008	Royce Micro-Cap Trust, Inc.	419,925
2,550,471	Saba Capital Income & Opportunities Fund	10,967,025
275,097	Special Opportunities Fund, Inc.	3,804,592
105,935	Templeton Dragon Fund, Inc.	1,293,466

Shares	Description	Value (Note 2)
66,900	Tortoise Pipeline & Energy Fund, Inc.	$1,875,876
732,761	Virtus AllianzGI Convertible & Income Fund II(a)	2,821,130
213,302	Voya Emerging Markets High Income Dividend Equity Fund	1,301,142
644,357	Western Asset Diversified Income Fund	9,987,533
100	Western Asset High Income Fund II, Inc.	538

TOTAL CLOSED-END FUNDS - COMMON SHARES
(Cost $224,684,606)		201,705,339

BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES (1.44%)
900,778	First Eagle Alternative Capital BDC, Inc.	3,693,190

TOTAL BUSINESS DEVELOPMENT COMPANIES - COMMON SHARES
(Cost $3,872,206)		3,693,190

Shares	Description	Rate	Maturity Date	Value (Note 2)
BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES (0.33%)
33,699	XAI Octagon Floating Rate Alternative Income Term Trust	6.500%	03/31/26	855,001

TOTAL BUSINESS DEVELOPMENT COMPANIES - PREFERRED SHARES
(Cost $842,093)				855,001

Principal Amount/Shares	Description	Rate	Maturity Date	Value (Note 2)
BUSINESS DEVELOPMENT COMPANY NOTES (5.82%)
$1,760,565	BlackRock Capital Investment Corp.	5.000%	06/15/22	1,772,097
224,207	First Eagle Alternative Capital BDC, Inc.	5.000%	05/25/26	5,546,881
1,493,450	New Mountain Finance Corp.	5.750%	08/15/23	1,538,252
117,106	Oxford Square Capital Corp.	6.500%	03/30/24	2,978,006
3,280,000	PennantPark Floating Rate Capital, Ltd.	4.250%	04/01/26	3,056,486
				14,891,722

TOTAL BUSINESS DEVELOPMENT COMPANY NOTES
(Cost $14,742,042)				14,891,722

CORPORATE BONDS (0.12%)
300,000	Business Development Corp. of America(b)	4.850%	12/15/24	298,101

TOTAL CORPORATE BONDS
(Cost $300,000)				298,101

Shares	Description	Value (Note 2)
SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES (44.61%)(c)
6,044	26 Capital Acquisition Corp.	59,654
2,490	7GC & Co. Holdings, Inc.	24,477
54,501	8i Acquisition 2 Corp.	538,470
48,020	A SPAC I Acquisition Corp.	487,403
1,698	ABG Acquisition Corp. I	16,691
27,090	Accelerate Acquisition Corp.	264,940
33,634	Accretion Acquisition Corp.	331,631
23,244	Ace Global Business Acquisition, Ltd.	238,483
28,748	Achari Ventures Holdings Corp. I	286,618
26,282	Ackrell Spac Partners I Co.	269,390
28,640	Adit EdTech Acquisition Corp.	282,677
634	Advanced Merger Partners, Inc.	6,226
41,970	AF Acquisition Corp.	410,467

Shares	Description	Value (Note 2)
424	African Gold Acquisition Corp.	$4,157
30,883	Agba Acquisition, Ltd.	350,213
27,690	Alpha Star Acquisition Corp.	280,223
54,048	Alpine Acquisition Corp.	546,425
86,742	ALSP Orchid Acquisition Corp. I	868,287
23,792	AltEnergy Acquisition Corp.	236,730
5,136	Altitude Acquisition Corp.	51,206
18,890	America's Technology Acquisition Corp.	193,811
7,852	Apeiron Capital Investment Corp.	77,578
50,336	Apollo Strategic Growth Capital	502,857
150,000	Ares Acquisition Corp.	1,475,832
14,068	Argus Capital Corp.	143,142
30,180	Aries I Acquisition Corp.	304,214
39,063	Arisz Acquisition Corp.	384,966
23,946	Artisan Acquisition Corp.	238,981
10,062	Astrea Acquisition Corp.	98,809
54,212	Athlon Acquisition Corp.	532,362
33,230	Atlantic Avenue Acquisition Corp.	328,645
4,193	Atlas Crest Investment Corp. II	41,175
43,543	Ault Disruptive Technologies Corp.	438,478
72,474	Aurora Technology Acquisition Corp.	746,120
94,508	Austerlitz Acquisition Corp. I	927,123
160,427	Austerlitz Acquisition Corp. II	1,579,512
2,418	Authentic Equity Acquisition Corp.	23,817
109,048	Avalon Acquisition, Inc.	1,087,209
39,963	Axios Sustainable Growth Acquisition Corp.	400,030
2,380	B Riley Principal 250 Merger Corp.	23,586
51,497	Bannix Acquisition Corp.	511,880
109,282	Battery Future Acquisition Corp.	1,100,470
29,581	Better World Acquisition Corp.	304,388
23,844	Big Sky Growth Partners, Inc.	232,717
30,629	BioPlus Acquisition Corp.	307,515
47,978	Biotech Acquisition Co.	473,063
39,233	Black Mountain Acquisition Corp.	390,761
78,035	BlackRock MuniYield Quality Fund III, Inc.	921,593
15,680	Blockchain Coinvestors Acquisition Corp. I	156,800
28,817	Blockchain Moon Acquisition Corp.	284,712
114,803	Blue Ocean Acquisition Corp.	1,155,492
49,546	Blue Safari Group Acquisition Corp.	498,928
171	BlueRiver Acquisition Corp.	1,681
21,512	Breeze Holdings Acquisition Corp.	222,434
11,234	Bright Lights Acquisition Corp.	111,104
27,078	Build Acquisition Corp.	265,364
76,882	Bullpen Parlay Acquisition Co.	771,126
47,585	Cactus Acquisition Corp. 1, Ltd.	474,898
106,700	CC Neuberger Principal Holdings II, Class A	1,060,598
34,335	CC Neuberger Principal Holdings III	337,513
2,490	CF Acquisition Corp. IV	24,502
25,000	Churchill Capital Corp. V	246,250
99,545	Churchill Capital Corp. VI	976,536
100,420	Churchill Capital Corp. VII	984,116
28,306	CIIG Capital Partners II, Inc.	287,872
3,479	Clarim Acquisition Corp.	34,164
6,044	Class Acceleration Corp.	59,292
62,670	ClimateRock	630,460
1,709	Colicity, Inc.	16,748
42,080	Colombier Acquisition Corp.	409,439
50,000	Compute Health Acquisition Corp.	490,500

Shares	Description	Value (Note 2)
11,516	Concord Acquisition Corp.	$114,699
19,197	Corazon Capital V838 Monoceros Corp.	187,939
6,261	Corner Growth Acquisition Corp.	61,733
38,094	Counter Press Acquisition Corp.	383,226
4,342	COVA Acquisition Corp.	42,682
23,340	Crescera Capital Acquisition Corp.	232,350
1,062	D & Z Media Acquisition Corp.	10,429
35,695	Data Knights Acquisition Corp.	364,803
246	Deep Lake Capital Acquisition Corp.	2,421
28,601	Deep Medicine Acquisition Corp.	285,152
41,410	Delwinds Insurance Acquisition Corp.	412,858
17,064	DHC Acquisition Corp.	167,057
212	DiamondHead Holdings Corp.	2,080
19,208	Digital Health Acquisition Corp.	192,656
50,541	DILA Capital Acquisition Corp.	497,323
35,317	Direct Selling Acquisition Corp.	353,876
12,896	dMY Technology Group, Inc. VI	126,510
53,144	DTRT Health Acquisition Corp.	534,629
18,958	Dune Acquisition Corp.	188,822
27,990	East Resources Acquisition Co.	278,500
28,306	Edify Acquisition Corp.	277,682
12,606	EdtechX Holdings Acquisition Corp. II	127,573
13,658	Empowerment & Inclusion Capital I Corp.	134,122
9,604	Enterprise 4.0 Technology Acquisition Corp.	95,704
4,348	EQ Health Acquisition Corp.	42,610
42,409	Eucrates Biomedical Acquisition Corp.	419,913
109,282	EVe Mobility Acquisition Corp.	1,095,006
34,274	Everest Consolidator Acquisition Corp.	343,083
9,609	ExcelFin Acquisition Corp.	95,706
37,839	Far Peak Acquisition Corp., Class A	373,471
27,116	FAST Acquisition Corp. II	265,194
67,522	FG Merger Corp.	679,947
65,633	Financial Strategies Acquisition Corp.	653,048
32,014	Finnovate Acquisition Corp.	323,021
1,706	Fintech Evolution Acquisition Group	16,719
4,258	Flame Acquisition Corp.	41,686
8,682	Fortistar Sustainable Solutions Corp.	85,257
107,742	Fortress Value Acquisition Corp. III	1,059,643
100,000	Fortress Value Acquisition Corp. IV	979,500
12,095	FoxWayne Enterprises Acquisition Corp.	121,918
21,530	Fusion Acquisition Corp. II	211,514
30,880	FutureTech II Acquisition Corp.	312,042
25,269	G Squared Ascend II, Inc.	248,142
61,369	Games & Esports Experience Acquisition Corp.	624,123
67,312	Gardiner Healthcare Acquisitions Corp.	679,178
87,537	Genesis Growth Tech Acquisition Corp.	882,373
53,773	Genesis Unicorn Capital Corp.	544,183
42,380	GigCapital5, Inc.	423,800
48,296	GigInternational1, Inc.	483,926
3,999	Glass Houses Acquisition Corp.	39,670
24,752	Global Consumer Acquisition Corp.	248,263
65,531	Globalink Investment, Inc.	665,140
37,823	Globis Acquisition Corp.	388,064
2,528	Golden Falcon Acquisition Corp.	24,876
29,011	Goldenbridge Acquisition, Ltd.	292,721
154,160	Gores Holdings VII, Inc.	1,521,987
70,570	Gores Technology Partners II, Inc.	691,430
55,000	Gores Technology Partners, Inc.	540,050

Shares	Description	Value (Note 2)
48,324	Graf Acquisition Corp. IV	$472,126
31,409	Green Visor Financial Technology Acquisition Corp. I	318,016
65,633	Growth For Good Acquisition Corp.	672,738
41,904	GSR II Meteora Acquisition Corp.	424,488
50,143	Healthcare AI Acquisition Corp.	506,695
1,866	Healthcare Services Acquisition Corp.	18,380
53,420	Hennessy Capital Investment Corp. V	524,584
19,441	Hunt Cos. Acquisition Corp. I	196,549
30,762	IG Acquisition Corp.	303,929
3,466	Ignyte Acquisition Corp.	34,209
19,240	Industrial Human Capital, Inc.	192,881
14,300	Innovative International Acquisition Corp.	143,286
78,504	Integrated Rail and Resources Acquisition Corp.	782,685
87,536	Integrated Wellness Acquisition Corp.	877,986
6,412	Intelligent Medicine Acquisition Corp.	64,793
4,801	InterPrivate II Acquisition Corp.	47,050
5,335	InterPrivate III Financial Partners, Inc.	52,870
39,372	Isleworth Healthcare Acquisition Corp.	390,964
4,332	ITHAX Acquisition Corp.	42,757
99,700	Jack Creek Investment Corp.	980,051
65,652	Jackson Acquisition Co.	653,237
121,730	Jaws Mustang Acquisition Corp.	1,200,650
46,148	Jupiter Wellness Acquisition Corp.	459,634
27,306	Kadem Sustainable Impact Corp.	267,189
9,996	Kairos Acquisition Corp.	98,461
64,923	Kairous Acquisition Corp. ltd	698,247
67,418	Kensington Capital Acquisition	680,922
41,939	Kensington Capital Acquisition Corp. V	416,036
16,886	Khosla Ventures Acquisition Co. III	165,145
20,076	Kingswood Acquisition Corp.	205,377
12,594	KINS Technology Group, Inc.	126,885
98,332	KKR Acquisition Holdings I Corp.	963,654
1,406	KL Acquisition Corp.	13,849
8,544	KludeIn I Acquisition Corp.	85,013
18,120	L&F Acquisition Corp.	184,643
20,160	Lakeshore Acquisition I Corp.	199,786
39,630	Lakeshore Acquisition II Corp.	402,641
110,737	LAMF Global Ventures Corp. I	1,102,941
64,629	Larkspur Health Acquisition Corp.	647,906
40,000	Lazard Growth Acquisition Corp. I	392,800
9,574	Learn CW Investment Corp.	94,495
93,430	Legato Merger Corp. II	928,694
39,110	LF Capital Acquisition Corp. II	396,184
28,126	LightJump Acquisition Corp.	279,572
102,444	Lionheart III Corp.	1,029,562
65,640	LIV Capital Acquisition Corp. II	667,887
31,863	LMF Acquisition Opportunities, Inc.	323,569
4,025	Longview Acquisition Corp. II	39,364
19,191	M3-Brigade Acquisition III Corp.	193,637
31,198	Mana Capital Acquisition Corp.	315,568
27,289	Maquia Capital Acquisition Corp.	277,256
2,466	Marlin Technology Corp.	24,290
12,832	McLaren Technology Acquisition Corp.	129,667
16,912	MDH Acquisition Corp.	165,738
8,473	Medicus Sciences Acquisition Corp.	83,374
64,028	Mercato Partners Acquisition Corp.	645,082
50,249	Minority Equality Opportunities Acquisition, Inc.	507,012
40,612	Model Performance Acquisition Corp.	412,618

Shares	Description	Value (Note 2)
41,578	Monterey Bio Acquisition Corp.	$416,612
2,448	Monument Circle Acquisition Corp.	24,039
5,095	Moringa Acquisition Corp.	50,186
49,577	Mount Rainier Acquisition Corp.	497,009
48,112	Mountain Crest Acquisition Corp. III	475,828
67,514	Mountain Crest Acquisition Corp. V	674,802
40,200	MSD Acquisition Corp.	394,764
51,016	Murphy Canyon Acquisition Corp.	517,302
62,576	Nabors Energy Transition Corp.	635,146
168	New Vista Acquisition Corp.	1,651
42,162	Newbury Street Acquisition Corp.	412,766
19,240	Newcourt Acquisition Corp.	195,286
12,685	Noble Rock Acquisition Corp.	124,567
36,206	Nocturne Acquisition Corp.	367,491
10,767	North Atlantic Acquisition Corp.	107,132
69,600	NorthView Acquisition Corp.	689,388
48,836	OceanTech Acquisitions I Corp.	493,244
280	Omega Alpha SPAC	2,761
20,080	Omnichannel Acquisition Corp.	200,398
91,745	OmniLit Acquisition Corp.	928,459
16,682	Onyx Acquisition Co. I	169,656
117,623	OPY Acquisition Corp. I	1,176,230
42,045	Orion Biotech Opportunities Corp.	410,990
47,892	Osiris Acquisition Corp.	467,905
52,752	Oxbridge Acquisition Corp.	529,894
53,236	Oxus Acquisition Corp.	532,360
18,142	Oyster Enterprises Acquisition Corp.	177,973
49,847	Pacifico Acquisition Corp.	499,716
10,140	Periphas Capital Partnering Corp.	249,343
64,595	Pershing Square Tontine Holdings, Ltd.	1,284,795
10,588	Phoenix Biotech Acquisition Corp.	106,092
51,134	PHP Ventures Acquisition Corp.	512,363
102,243	Pioneer Merger Corp.	1,006,071
168	Pivotal Investment Corp. III	1,647
109,210	Pontem Corp.	1,076,966
12,159	Post Holdings Partnering Corp.	119,280
131,265	Power & Digital Infrastructure Acquisition II Corp.	1,329,714
6,751	Priveterra Acquisition Corp.	66,295
8,438	Progress Acquisition Corp.	83,367
38,069	Project Energy Reimagined Acquisition Corp.	378,787
68,145	PROOF Acquisition Corp. I	687,924
60,171	Property Solutions Acquisition Corp. II	588,473
12,486	PropTech Investment Corp. II	122,862
101,404	Prospector Capital Corp.	997,815
4,766	Pyrophyte Acquisition Corp.	48,327
30,397	Quantum FinTech Acquisition Corp.	300,322
15,380	Recharge Acquisition Corp.	153,646
19,827	RedBall Acquisition Corp.	197,080
68,194	Redwoods Acquisition Corp.	689,441
37,808	Relativity Acquisition Corp.	383,562
64,612	RF Acquisition Corp.	655,489
345	RMG Acquisition Corp. III	3,395
92,054	ROC Energy Acquisition Corp.	925,143
61,950	Roth CH Acquisition V Co.	618,261
9,582	Sanaby Health Acquisition Corp. I	96,203
59,371	Sandbridge X2 Corp.	583,336
6,261	ScION Tech Growth I	61,671
40,698	ScION Tech Growth II	400,061

Shares	Description	Value (Note 2)
65,165	Screaming Eagle Acquisition Corp.	$648,392
65,652	Sculptor Acquisition Corp. I	663,742
6,402	Semper Paratus Acquisition Corp.	64,980
48,836	Senior Connect Acquisition Corp. I	480,546
35,621	SHUAA Partners Acquisition Corp. I	358,169
6,760	Silver Spike Acquisition Corp. II	66,383
83,237	Sizzle Acquisition Corp.	837,364
65,587	Southport Acquisition Corp.	672,923
12,804	Spindletop Health Acquisition Corp.	129,064
46,987	SPK Acquisition Corp.	468,225
14,408	SportsMap Tech Acquisition Corp.	143,360
12,736	SportsTek Acquisition Corp.	124,685
154,848	Spree Acquisition Corp. 1, Ltd.	1,560,094
61,260	ST Energy Transition I, Ltd.	614,438
2,738	Sustainable Development Acquisition I Corp.	26,860
50,280	SVF Investment Corp.	495,761
268	SVF Investment Corp. 2	2,634
36,465	SVF Investment Corp. 3	361,733
65,570	Swiftmerge Acquisition Corp.	652,422
13,098	Tailwind Acquisition Corp.	129,801
3,390	Tailwind International Acquisition Corp.	33,324
33,890	Tastemaker Acquisition Corp.	336,189
27,052	Tech and Energy Transition Corp.	265,110
24,288	Tekkorp Digital Acquisition Corp.	239,723
25,664	TG Venture Acquisition Corp.	255,870
9,608	Thrive Acquisition Corp.	97,089
1,906	TKB Critical Technologies 1	19,355
12,390	TLGY Acquisition Corp.	125,077
100,000	TPG Pace Beneficial Finance Corp.	990,000
76,994	Trine II Acquisition Corp.	776,100
39,232	Tristar Acquisition I Corp.	393,497
6,832	Twelve Seas Investment Co. II	66,954
92,054	UTA Acquisition Corp.	957,362
31,196	Vahanna Tech Edge Acquisition I Corp.	317,887
1,400	VectoIQ Acquisition Corp. II	13,790
35,388	Ventoux CCM Acquisition Corp.	358,834
16,878	Venus Acquisition Corp.	171,480
70,218	Vickers Vantage Corp. I	715,521
51,496	Waverley Capital Acquisition Corp. 1	500,026
66,708	Welsbach Technology Metals Acquisition Corp.	679,087
52,742	WinVest Acquisition Corp.	524,519
49,336	Worldwide Webb Acquisition Corp.	495,333
60,341	Yotta Acquisition Corp.	605,824
1,739	Z-Work Acquisition Corp.	17,095

TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES - COMMON SHARES
(Cost $112,148,707)		114,221,091

Shares	Description	Value (Note 2)
RIGHTS (0.08%)(c)
54,501	8i ACQUISITION 2 Corp., Strike Price $11.50, Expires 11/24/2022	14,176
33,634	Accretion Acquisition Corp., Strike Price $0.00, Expires 12/31/2049	5,381
30,883	Agba Acquisition, Ltd., Strike Price $11.50, Expires 12/31/2049	5,253
22,730	Alberton Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	–

Shares	Description	Value (Note 2)
24,649	Allegro Merger Corp., Strike Price $11.50, Expires 12/31/2049	$–
39,063	Arisz Acquisition Corp., Strike Price $11.50, Expires 05/01/2023	4,629
39,963	Axios Sustainable Growth Acquisition Corp., Strike Price $0.00, Expires 12/31/2049	4,392
51,497	Bannix Acquisition Corp., Strike Price $0.00, Expires 12/31/2049	7,209
37,712	Benessere Capital Acquisition Corp., Strike Price $0.00, Expires 12/31/2049	8,014
28,817	Blockchain Moon Acquisition Corp., Strike Price $0.00, Expires 12/31/2049	6,051
49,546	Blue Safari Group Acquisition Corp., Strike Price $0.01, Expires 09/24/2026	11,173
21,512	Breeze Holdings Acquisition Corp., Strike Price $0.00, Expires 05/25/2027	3,012
11,614	Brilliant Acquisition Corp., Strike Price $11.50, Expires 12/31/2025	2,166
3	Cornerstone Strategic Value Fund, Strike Price $0.00, Expires 06/13/2022	–
3	Cornerstone Total Return Fund, Strike Price $0.00, Expires 06/13/2022	–
28,601	Deep Medicine Acquisition Corp., Strike Price $11.50, Expires 12/09/2022	4,825
41,399	East Stone Acquisition Corp., Strike Price $11.50, Expires 12/31/2026	12,420
65,633	Financial Strategies Acquisition Corp., Strike Price $11.50, Expires 03/31/2028	9,517
29,011	Goldenbridge Acquisition, Ltd., Strike Price $0.01, Expires 12/31/2049	5,512
46,148	Jupiter Wellness Acquisition Corp., Strike Price $11.50, Expires 12/31/2049	8,754
40,612	Model Performance Acquisition Corp., Strike Price $0.00, Expires 04/30/2026	8,037
48,112	Mountain Crest Acquisition Corp. III, Strike Price $0.00, Expires 05/15/2026	9,141
100	Neuberger Berman High Yield Strategies Fund, Inc., Strike Price $0.01, Expires 05/17/2022	19
36,206	Nocturne Acquisition Corp., Strike Price $0.00, Expires 12/29/2025	8,146
69,600	NorthView Acquisition Corp., Strike Price $0.00, Expires 12/31/2049	12,002
49,847	Pacifico Acquisition Corp., Strike Price $0.00, Expires 12/31/2049	11,470
51,134	PHP Ventures Acquisition Corp., Strike Price $0.00, Expires 10/08/2022	6,954
46,987	SPK Acquisition Corp., Strike Price $0.00, Expires 12/31/2049	26,078
35,388	Ventoux CCM Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	7,078
16,878	Venus Acquisition Corp., Strike Price $0.01, Expires 12/31/2027	3,376
32,618	Viveon Health Acquisition Corp., Strike Price $0.01, Expires 12/31/2049	3,828
102	Western Asset High Income Fund II, Inc., Strike Price $0.00, Expires 05/06/2022	–

Shares	Description	Value (Note 2)
52,742	WinVest Acquisition Corp., Strike Price $0.00, Expires 12/31/2049	$4,995

TOTAL RIGHTS
(Cost $344,827)		213,608

Shares	Description	Value (Note 2)
WARRANTS (0.29%)
3,022	26 Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	1,571
1,245	7GC & Co. Holdings, Inc., Strike Price $11.50, Expires 12/31/2026	249
54,501	8i ACQUISITION 2 Corp., Strike Price $11.50, Expires 11/24/2022	17,920
9,030	Accelerate Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	2,702
16,817	Accretion Acquisition Corp., Strike Price $11.50, Expires 02/19/2023	3,029
23,244	Ace Global Business Acquisition, Ltd., Strike Price $11.50, Expires 12/31/2027	1,860
28,748	Achari Ventures Holdings Corp. I, Strike Price $11.50, Expires 08/05/2026	5,750
13,141	Ackrell Spac Partners I Co., Strike Price $11.50, Expires 12/01/2026	4,998
14,320	Adit EdTech Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	4,310
105	Advanced Merger Partners, Inc., Strike Price $11.50, Expires 06/30/2026	56
13,990	AF Acquisition Corp, Strike Price $11.50, Expires 03/31/2028	3,121
318	African Gold Acquisition Corp., Strike Price $11.50, Expires 03/13/2028	58
30,883	Agba Acquisition, Ltd., Strike Price $11.50, Expires 05/10/2024	2,285
24,649	Allegro Merger Corp., Strike Price $11.50, Expires 12/31/2049	–
3,022	Alpha Tau Medical, Ltd., Strike Price $11.50, Expires 03/07/2027	1,461
27,024	Alpine Acquisition Corp., Strike Price $11.50, Expires 01/21/2023	4,599
43,371	ALSP Orchid Acquisition Corp. I, Strike Price $11.50, Expires 05/03/2023	11,060
11,896	AltEnergy Acquisition Corp., Strike Price $11.50, Expires 02/06/2023	2,974
698	Altitude Acquisition Corp., Strike Price $11.50, Expires 11/30/2027	103
13,545	American Acquisition Opportunity, Inc., Strike Price $11.50, Expires 05/28/2026	2,202
9,445	America's Technology Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	855
10,112	Apollo Strategic Growth Capital, Strike Price $11.50, Expires 10/29/2027	16,786
12,921	Ares Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	5,116
15,090	Aries I Acquisition Corp., Strike Price $11.50, Expires 05/07/2023	4,678
39,063	Arisz Acquisition Corp., Strike Price $11.50, Expires 05/01/2023	9,375

Shares	Description	Value (Note 2)
7,982	Artisan Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	$3,592
5,031	Astrea Acquisition Corp., Strike Price $11.50, Expires 01/13/2026	604
27,106	Athlon Acquisition Corp., Strike Price $11.50, Expires 03/05/2026	4,337
16,615	Atlantic Avenue Acquisition Corp., Strike Price $11.50, Expires 12/31/2025	3,248
11,127	Austerlitz Acquisition Corp. I, Strike Price $11.50, Expires 02/19/2026	5,563
12,341	Austerlitz Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2027	5,804
1,209	Authentic Equity Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	242
81,786	Avalon Acquisition, Inc., Strike Price $11.50, Expires 02/26/2023	14,726
39,963	Axios Sustainable Growth Acquisition Corp., Strike Price $11.50, Expires 02/16/2027	4,796
51,497	Bannix Acquisition Corp., Strike Price $11.50, Expires 02/19/2023	9,015
29,581	Better World Acquisition Corp., Strike Price $11.50, Expires 11/15/2027	3,233
5,961	Big Sky Growth Partners, Inc., Strike Price $11.50, Expires 02/26/2023	2,504
23,989	Biotech Acquisition Co., Strike Price $11.50, Expires 11/30/2027	5,054
29,424	Black Mountain Acquisition Corp., Strike Price $11.50, Expires 10/15/2027	6,179
7,840	Blockchain Coinvestors Acquisition Corp. I, Strike Price $11.50, Expires 11/01/2028	2,274
28,817	Blockchain Moon Acquisition Corp., Strike Price $11.50, Expires 03/24/2023	3,965
57	BlueRiver Acquisition Corp., Strike Price $11.50, Expires 01/04/2026	15
21,512	Breeze Holdings Acquisition Corp., Strike Price $11.50, Expires 05/25/2027	5,167
5,617	Bright Lights Acquisition Corp., Strike Price $11.50, Expires 01/01/2028	3,931
6,735	Brilliant Acquisition Corp., Strike Price $11.50, Expires 12/31/2025	942
8,698	Brookline Capital, Strike Price $11.50, Expires 08/31/2027	1,132
9,026	Build Acquisition Corp., Strike Price $11.50, Expires 04/29/2023	1,873
23,792	Cactus Acquisition Corp. 1, Ltd., Strike Price $11.50, Expires 07/20/2023	3,985
7,925	CC Neuberger Principal Holdings II, Strike Price $11.50, Expires 07/29/2025	7,102
1,867	CC Neuberger Principal Holdings III, Strike Price $11.50, Expires 12/31/2027	1,064
830	CF Acquisition Corp. IV, Strike Price $11.50, Expires 12/14/2025	274
6,768	CF Acquisition Corp. VIII, Strike Price $11.50, Expires 12/31/2027	2,039
9,909	Churchill Capital Corp. VI, Strike Price $11.50, Expires 12/31/2027	5,054
20,084	Churchill Capital Corp. VII, Strike Price $11.50, Expires 02/29/2028	11,048

Shares	Description	Value (Note 2)
14,153	CIIG Capital Partners II, Inc., Strike Price $11.50, Expires 02/28/2028	$4,745
1,159	Clarim Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	226
3,022	Class Acceleration Corp., Strike Price $11.50, Expires 03/31/2028	469
341	Colicity, Inc., Strike Price $11.50, Expires 12/31/2027	136
14,026	Colombier Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	2,830
5,758	Concord Acquisition Corp., Strike Price $11.50, Expires 11/28/2025	8,119
6,399	Corazon Capital V838 Monoceros Corp., Strike Price $11.50, Expires 12/31/2028	1,344
2,087	Corner Growth Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	323
2,171	COVA Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	316
11,670	Crescera Capital Acquisition Corp., Strike Price $11.50, Expires 04/20/2023	3,481
354	D & Z Media Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	71
35,695	Data Knights Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	4,997
123	Deep Lake Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	23
20,705	Delwinds Insurance Acquisition Corp., Strike Price $11.50, Expires 08/01/2027	5,249
5,688	DHC Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	1,251
53	DiamondHead Holdings Corp., Strike Price $11.50, Expires 01/28/2028	16
19,208	Digital Health Acquisition Corp., Strike Price $11.50, Expires 10/14/2023	2,879
50,541	DILA Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	14,657
17,658	Direct Selling Acquisition Corp., Strike Price $11.50, Expires 11/23/2023	3,532
6,448	dMY Technology Group, Inc. VI, Strike Price $11.50, Expires 06/25/2023	3,882
26,572	DTRT Health Acquisition Corp., Strike Price $11.50, Expires 11/12/2022	4,451
9,479	Dune Acquisition Corp., Strike Price $11.50, Expires 10/29/2027	851
13,995	East Resources Acquisition Co., Strike Price $11.50, Expires 07/01/2027	2,239
14,153	Edify Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	2,406
6,303	EdtechX Holdings Acquisition Corp. II, Strike Price $11.50, Expires 06/15/2027	634
6,829	Empowerment & Inclusion Capital I Corp., Strike Price $11.50, Expires 01/12/2028	1,093
4,802	Enterprise 4.0 Technology Acquisition Corp., Strike Price $11.50, Expires 09/24/2023	1,537
2,174	EQ Health Acquisition Corp., Strike Price $11.50, Expires 02/02/2028	543
8,058	Eucrates Biomedical Acquisition Corp., Strike Price $11.50, Expires 12/14/2025	1,705

Shares	Description	Value (Note 2)
17,137	Everest Consolidator Acquisition Corp., Strike Price $11.50, Expires 07/19/2023	$4,969
4,804	ExcelFin Acquisition Corp., Strike Price $11.50, Expires 07/05/2023	817
12,613	Far Peak Acquisition Corp., Strike Price $11.50, Expires 12/07/2025	12,361
6,779	FAST Acquisition Corp. II, Strike Price $11.50, Expires 03/16/2026	2,032
65,633	Financial Strategies Acquisition Corp., Strike Price $11.50, Expires 03/31/2028	9,796
568	Fintech Evolution Acquisition Group, Strike Price $11.50, Expires 03/31/2028	142
2,129	Flame Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	511
4,341	Fortistar Sustainable Solutions Corp., Strike Price $11.50, Expires 12/31/2027	1,194
1,236	Fortress Value Acquisition Corp. III, Strike Price $11.50, Expires 12/31/2027	617
12,095	FoxWayne Enterprises Acquisition Corp., Strike Price $11.50, Expires 01/12/2026	787
2,846	Fusion Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2027	541
8,423	G Squared Ascend II, Inc., Strike Price $11.50, Expires 12/31/2026	2,863
42,380	GigCapital5, Inc., Strike Price $11.50, Expires 12/31/2028	7,628
24,148	GigInternational1, Inc., Strike Price $11.50, Expires 12/31/2028	4,371
12,376	Global Consumer Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	2,820
20,390	Global SPAC Partners Co., Strike Price $11.50, Expires 11/30/2027	6,015
37,823	Globis Acquisition Corp., Strike Price $11.50, Expires 11/01/2025	15,171
1,264	Golden Falcon Acquisition Corp., Strike Price $11.50, Expires 11/04/2026	300
29,011	Goldenbridge Acquisition, Ltd., Strike Price $11.50, Expires 10/28/2025	2,055
1,087	Gores Technology Partners II, Inc., Strike Price $11.50, Expires 12/31/2027	674
9,664	Graf Acquisition Corp. IV, Strike Price $11.50, Expires 05/31/2028	5,756
933	Healthcare Services Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	169
7,105	Hennessy Capital Investment Corp. V, Strike Price $11.50, Expires 01/11/2026	2,842
15,381	IG Acquisition Corp., Strike Price $11.50, Expires 10/05/2027	3,996
1,733	Ignyte Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	551
19,240	Industrial Human Capital, Inc., Strike Price $11.50, Expires 12/31/2028	2,309
7,150	Innovative International Acquisition Corp., Strike Price $11.50, Expires 04/03/2023	1,359
39,252	Integrated Rail and Resources Acquisition Corp., Strike Price $11.50, Expires 05/21/2023	11,379
43,768	Integrated Wellness Acquisition Corp., Strike Price $11.50, Expires 10/31/2028	10,506
960	InterPrivate II Acquisition Corp., Strike Price $11.50, Expires 12/31/2028	432

Shares	Description	Value (Note 2)
1,067	InterPrivate III Financial Partners, Inc., Strike Price $11.50, Expires 12/31/2027	$819
19,686	Isleworth Healthcare Acquisition Corp., Strike Price $11.50, Expires 08/02/2027	4,294
2,166	ITHAX Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	996
49,850	Jack Creek Investment Corp., Strike Price $11.50, Expires 12/31/2027	8,671
11,247	Jaws Mustang Acquisition Corp., Strike Price $11.50, Expires 01/30/2026	6,187
13,653	Kadem Sustainable Impact Corp., Strike Price $11.50, Expires 03/16/2026	2,594
4,998	Kairos Acquisition Corp., Strike Price $11.50, Expires 11/30/2027	751
31,452	Kensington Capital Acquisition Corp. V, Strike Price $11.50, Expires 07/19/2023	15,761
15,057	Kingswood Acquisition Corp., Strike Price $11.50, Expires 05/01/2027	1,801
6,297	KINS Technology Group, Inc., Strike Price $11.50, Expires 12/31/2025	582
7,083	KKR Acquisition Holdings I Corp., Strike Price $11.50, Expires 12/31/2027	4,927
468	KL Acquisition Corp., Strike Price $11.50, Expires 01/12/2028	95
4,272	KludeIn I Acquisition Corp., Strike Price $11.50, Expires 08/07/2027	752
9,060	L&F Acquisition Corp., Strike Price $11.50, Expires 05/23/2027	3,624
15,120	Lakeshore Acquisition I Corp., Strike Price $11.50, Expires 04/30/2028	3,936
4,787	Learn CW Investment Corp., Strike Price $11.50, Expires 12/31/2028	1,532
46,715	Legato Merger Corp. II, Strike Price $11.50, Expires 02/05/2023	16,346
14,063	LightJump Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	3,234
16,661	Lionheart Acquisition Corp. II, Strike Price $11.50, Expires 02/14/2026	4,998
31,863	LMF Acquisition Opportunities, Inc., Strike Price $11.50, Expires 01/31/2027	4,276
805	Longview Acquisition Corp. II, Strike Price $11.50, Expires 05/10/2026	314
5,591	Malacca Straits Acquisition Co., Ltd., Strike Price $11.50, Expires 06/30/2027	481
7,755	Maquia Capital Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	1,213
822	Marlin Technology Corp., Strike Price $11.50, Expires 03/05/2026	164
8,456	MDH Acquisition Corp., Strike Price $11.50, Expires 02/02/2028	933
941	Medicus Sciences Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	297
50,249	Minority Equality Opportunities Acquisition, Inc., Strike Price $11.50, Expires 04/29/2023	7,284
20,306	Model Performance Acquisition Corp., Strike Price $11.50, Expires 04/29/2026	2,433
41,578	Monterey Bio Acquisition Corp., Strike Price $11.50, Expires 06/07/2023	5,601

Shares	Description	Value (Note 2)
1,224	Monument Circle Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	$245
2,547	Moringa Acquisition Corp., Strike Price $11.50, Expires 02/10/2026	255
49,577	Mount Rainier Acquisition Corp., Strike Price $11.50, Expires 12/04/2022	9,782
56	New Vista Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	18
21,081	Newbury Street Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	5,268
4,228	Noble Rock Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	811
3,589	North Atlantic Acquisition Corp., Strike Price $11.50, Expires 10/20/2025	1,328
34,800	NorthView Acquisition Corp., Strike Price $11.50, Expires 10/21/2023	6,542
48,836	OceanTech Acquisitions I Corp., Strike Price $11.50, Expires 05/10/2026	5,611
10,040	Omnichannel Acquisition Corp., Strike Price $11.50, Expires 12/30/2027	1,348
8,409	Orion Biotech Opportunities Corp., Strike Price $11.50, Expires 12/31/2027	3,363
23,946	Osiris Acquisition Corp., Strike Price $11.50, Expires 05/01/2028	5,508
52,752	Oxbridge Acquisition Corp., Strike Price $11.50, Expires 01/19/2023	9,474
53,236	Oxus Acquisition Corp., Strike Price $11.50, Expires 01/27/2023	9,684
9,071	Oyster Enterprises Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	1,969
2,535	Periphas Capital Partnering Corp., Strike Price $28.75, Expires 12/10/2028	1,952
5,294	Phoenix Biotech Acquisition Corp., Strike Price $11.50, Expires 09/01/2026	1,006
25,567	PHP Ventures Acquisition Corp., Strike Price $11.50, Expires 12/04/2023	4,474
14,000	Pioneer Merger Corp., Strike Price $11.50, Expires 12/31/2027	2,520
33	Pivotal Investment Corp. III, Strike Price $11.50, Expires 12/31/2027	14
26,657	Pontem Corp., Strike Price $11.50, Expires 12/31/2027	6,398
4,053	Post Holdings Partnering Corp., Strike Price $11.50, Expires 02/09/2023	2,078
2,250	Priveterra Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	546
4,219	Progress Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	738
15,042	Property Solutions Acquisition Corp. II, Strike Price $11.50, Expires 03/01/2026	4,513
4,162	PropTech Investment Corp. II, Strike Price $11.50, Expires 12/31/2027	895
33,768	Prospector Capital Corp., Strike Price $11.50, Expires 01/01/2025	7,000
30,397	Quantum FinTech Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	9,277
7,690	Recharge Acquisition Corp., Strike Price $11.50, Expires 10/05/2027	861

Shares	Description	Value (Note 2)
6,609	RedBall Acquisition Corp., Strike Price $11.50, Expires 08/17/2022	$5,089
17,980	REE Automotive, Ltd., Strike Price $11.50, Expires 07/22/2026	4,765
69	RMG Acquisition Corp. III, Strike Price $11.50, Expires 12/31/2027	679
4,791	Sanaby Health Acquisition Corp. I, Strike Price $11.50, Expires 07/30/2028	637
14,790	Sandbridge X2 Corp., Strike Price $11.50, Expires 12/31/2027	5,441
2,087	ScION Tech Growth I, Strike Price $11.50, Expires 11/01/2025	459
13,566	ScION Tech Growth II, Strike Price $11.50, Expires 01/28/2026	3,930
24,418	Senior Connect Acquisition Corp. I, Strike Price $11.50, Expires 12/31/2027	4,395
1,690	Silver Spike Acquisition Corp. II, Strike Price $11.50, Expires 02/26/2026	338
13,523	SoundHound AI, Inc., Strike Price $11.50, Expires 12/31/2027	7,573
10,806	SportsMap Tech Acquisition Corp., Strike Price $11.50, Expires 09/01/2027	3,350
6,368	SportsTek Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	1,223
1,369	Sustainable Development Acquisition I Corp., Strike Price $11.50, Expires 12/31/2028	413
56	SVF Investment Corp., Strike Price $11.50, Expires 12/31/2027	30
6,549	Tailwind Acquisition Corp., Strike Price $11.50, Expires 09/07/2027	1,310
1,130	Tailwind International Acquisition Corp., Strike Price $11.50, Expires 03/01/2028	203
16,945	Tastemaker Acquisition Corp., Strike Price $11.50, Expires 01/07/2027	3,121
9,017	Tech and Energy Transition Corp., Strike Price $11.50, Expires 12/31/2027	2,578
12,144	Tekkorp Digital Acquisition Corp., Strike Price $11.50, Expires 10/26/2027	3,145
25,664	TG Venture Acquisition Corp., Strike Price $11.50, Expires 08/13/2023	4,617
46,319	Tuscan Holdings Corp. II, Strike Price $11.50, Expires 07/16/2025	16,230
2,277	Twelve Seas Investment Co. II, Strike Price $11.50, Expires 03/02/2028	499
280	VectoIQ Acquisition Corp. II, Strike Price $11.50, Expires 12/31/2027	154
35,388	Ventoux CCM Acquisition Corp., Strike Price $11.50, Expires 09/30/2025	8,139
16,878	Venus Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	1,576
1,048	VEW AG, Strike Price $11.50, Expires 02/28/2026	346
35,109	Vickers Vantage Corp. I, Strike Price $11.50, Expires 12/31/2027	10,455
32,618	Viveon Health Acquisition Corp., Strike Price $11.50, Expires 12/31/2027	2,280
17,165	Waverley Capital Acquisition Corp. 1, Strike Price $11.50, Expires 04/30/2027	5,337
52,742	WinVest Acquisition Corp., Strike Price $11.50, Expires 02/19/2023	8,692

Shares	Description	Value (Note 2)
579	Z-Work Acquisition Corp., Strike Price $11.50, Expires 01/04/2026	$133

TOTAL WARRANTS
(Cost $1,785,451)		730,359

Shares	Description	7-Day Yield	Value (Note 2)
SHORT-TERM INVESTMENTS (7.94%)
20,313,371	State Street Institutional Treasury Money Market Fund	0.364%	20,313,371

TOTAL SHORT-TERM INVESTMENTS
	(Cost $20,313,371)		20,313,371

TOTAL INVESTMENTS (139.41%)
(Cost $379,033,303)			$356,921,782

Liabilities in Excess of Other Assets (139.41%)(d)			(100,892,947)
NET ASSETS (100.00%)			$256,028,835

SCHEDULE OF SECURITIES SOLD SHORT

Description	Shares	Value (Note 2)
EXCHANGE TRADED FUNDS - COMMON SHARES (-13.80%)
Invesco S&P 500 Equal Weight ETF	(205,000)	$(30,227,250)
SPDR Bloomberg Short Term High Yield Bond ETF	(199,649)	(5,095,042)

TOTAL EXCHANGE TRADED FUNDS - COMMON SHARES		(35,322,292)

TOTAL SECURITIES SOLD SHORT
(Proceeds $37,297,443)		$(35,322,292)

(a)	All or a portion of the security is pledged as collateral for securities sold short. As of April 30, 2022, the aggregate value of those securities was $11,485,390 representing 4.49% of net assets.
(b)	Restricted security (see Note 3).
(c)	Non-income producing security.
(d)	Includes cash, in the amount of $37,288,005 which is being held as collateral for securities sold short.

See Notes to Quarterly Statement of Investments.

RiverNorth Opportunities Fund, Inc.

Notes to Quarterly Statement of Investments

April 30, 2022 (Unaudited)

1. ORGANIZATION

RiverNorth Opportunities Fund, Inc. (the “Fund”) is a Maryland corporation registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund’s investment objective is total return consisting of capital appreciation and current income. The Fund seeks to achieve its investment objective by pursuing a tactical asset allocation strategy and opportunistically investing under normal circumstances in closed-end funds, exchange-traded funds (“ETFs”), business development companies (“BDCs”) and special purpose acquisition companies (“SPACs” and collectively, “Underlying Funds”). All Underlying Funds are registered under the Securities Act of 1933, as amended (the “Securities Act”). The Fund incurs higher and additional expenses when it invests in Underlying Funds. There is also the risk that the Fund may suffer losses due to the investment practices or operations of the Underlying Funds. To the extent that the Fund invests in one or more Underlying Funds that concentrate in a particular industry, the Fund would be vulnerable to factors affecting that industry and the concentrating Underlying Funds’ performance, and that of the Fund, may be more volatile than Underlying Funds that do not concentrate. In addition, one Underlying Fund may purchase a security that another Underlying Fund is selling.

Under normal circumstances, the Fund intends to maintain long positions in Underlying Funds, but may engage in short sales for investment purposes. When the Fund engages in a short sale, it sells a security it does not own and, to complete the sale, borrows the same security from a broker or other institution. The Fund may benefit from a short position when the shorted security decreases in value.

2. SIGNIFICANT ACCOUNTING POLICIES

Use of Estimates: The Statement of Investments is prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”), which requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Statement of Investments during the period reported. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Statement of Investments may differ from the value the Fund ultimately realizes upon sale of the securities. The Fund is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The Statement of Investments has been prepared as of the close of the New York Stock Exchange (“NYSE”) on April 30, 2022.

Portfolio Valuation: The net asset value per share of the Fund is determined daily, on each day that the NYSE is open for trading, as of the close of regular trading on the NYSE (normally 4:00 p.m. New York time). The Fund’s net asset value per share is calculated by dividing the value of the Fund’s total assets, less its liabilities by the number of shares outstanding.

The Fund’s Board of Directors (the “Board”) has established the following procedures for valuation of the Fund’s assets under normal market conditions. Marketable securities listed on foreign or U.S. securities exchanges generally are valued at closing sale prices or, if there were no sales, at the mean between the closing bid and ask prices on the exchange where such securities are primarily traded. Fixed income securities, including corporate bonds and convertible corporate bonds, are normally valued on the basis of quotes obtained from brokers and dealers or independent pricing services. If the independent primary or secondary pricing service is unable to provide a price for a security, if the price provided by the independent primary or secondary pricing service is deemed unreliable, or if events occurring after the close of the market for a security but before the time as of which the Fund values its shares would materially affect net asset value, such security will be valued at its fair value as determined in good faith under procedures approved by the Board.

When applicable, fair value of an investment is determined by the Fund’s Fair Valuation Committee as a designee of the Board. In fair valuing the Fund’s investments, consideration is given to several factors, which may include, among others, the following: the fundamental business data relating to the issuer, borrower, or counterparty; an evaluation of the forces which influence the market in which the investments are purchased and sold; the type, size and cost of the investment; the information as to any transactions in or offers for the investment; the price and extent of public trading in similar securities (or equity securities) of the issuer, or comparable companies; the coupon payments, yield data/cash flow data; the quality, value and saleability of collateral, if any, securing the investment; the business prospects of the issuer, borrower, or counterparty, as applicable, including any ability to obtain money or resources from a parent or affiliate and an assessment of the issuer’s, borrower’s, or counterparty’s management; the prospects for the industry of the issuer, borrower, or counterparty, as applicable, and multiples (of earnings and/or cash flow) being paid for similar businesses in that industry; one or more independent broker quotes for the sale price of the portfolio security; and other relevant factors.

Securities Transactions and Investment Income: Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discounts and amortization of premiums calculated using yield to maturity, is accrued and recorded as earned. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the specific identification method for both financial reporting and tax purposes.

Fair Value Measurements: Investments in the Fund are recorded at their estimated fair value. The Fund discloses the classification of its fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Fund’s investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –   Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –   Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –  Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Fund’s investments as of April 30, 2022:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Closed-End Funds - Common Shares	$201,697,887	$7,452	$–	$201,705,339
Business Development Companies - Common Shares	3,693,190	–	–	3,693,190
Business Development Companies - Preferred Shares	855,001	–	–	855,001
Business Development Company Notes	8,524,887	6,366,835	–	14,891,722
Corporate Bonds	–	298,101	–	298,101
Special Purpose Acquisition Companies - Common Shares	114,221,091	–	–	114,221,091
Rights	213,608	–	–	213,608
Warrants	730,359	–	–	730,359
Short-Term Investments	20,313,371	–	–	20,313,371
Total	$350,249,394	$6,672,388	$–	$356,921,782
Other Financial Instruments
Liabilities:
Securities Sold Short
Exchange Traded Funds - Common Shares	$(35,322,292)	$–	$–	$(35,322,292)
Total	$(35,322,292)	$–	$–	$(35,322,292)

The Fund did not have any securities that used significant unobservable inputs (Level 3) in determining fair value, and there were no transfers into or out of Level 3, during the period.

Short Sale Risks: The Fund and the Underlying Funds may engage in short sales. A short sale is a transaction in which a fund sells a security it does not own in anticipation that the market price of that security will decline. To establish a short position, a fund must first borrow the security from a broker or other institution. The fund may not always be able to borrow a security at a particular time or at an acceptable price. Accordingly, there is a risk that a fund may be unable to implement its investment strategy due to the lack of available securities or for other reasons. After selling a borrowed security, a fund is obligated to “cover” the short sale by purchasing and returning the security to the lender at a later date. The Fund and the Underlying Funds cannot guarantee that the security will be available at an acceptable price. Positions in shorted securities are speculative and more risky than long positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transaction costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce a fund’s return.

Special Purpose Acquisition Company Risk: The Fund may invest in SPACs. SPACs are collective investment structures that pool funds in order to seek potential acquisition opportunities. SPACs are generally publicly traded companies that raise funds through an initial public offering (“IPO”) for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s IPO. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares or partial shares. Unless and until an acquisition is completed, a SPAC generally invests its assets (less an amount to cover expenses) in U.S. Government securities, money market fund securities and cash. SPACs and similar entities may be blank check companies with no operating history or ongoing business other than to seek a potential acquisition. Accordingly, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. Certain SPACs may seek acquisitions only in limited industries or regions, which may increase the volatility of their prices. If an acquisition or merger that meets the requirements for the SPAC is not completed within a predetermined period of time, the invested funds are returned to the entity’s shareholders, less certain permitted expenses. Accordingly, any rights or warrants issued by the SPAC will expire worthless. Certain private investments in SPACs may be illiquid and/or be subject to restrictions on resale. Additionally, the Fund may acquire certain private rights and other interests issued by a SPAC (commonly referred to as “founder shares”), which may be subject to forfeiture or expire worthless and which typically have more limited liquidity than SPAC shares issued in an IPO. To the extent the SPAC is invested in cash or similar securities, this may impact a Fund’s ability to meet its investment objective.

Private Debt Risk: The Fund may invest in notes issued by private funds (“private debt”). Private debt often may be illiquid and is typically not listed on an exchange and traded less actively than similar securities issued by public funds. For certain private debt, trading may only be possible through the assistance of the broker who originally brought the security to the market and has a relationship with the issuer. Due to the limited trading market, independent pricing services may be unable to provide a price for private debt, and as such the fair value of the securities may be determined in good faith under procedures approved by the Board, which typically will include the use of one or more independent broker quotes.

Rights and Warrants Risks: Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance) during a specified period or perpetually. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered to have more speculative characteristics than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities and a warrant ceases to have value if it is not exercised prior to its expiration date.

Rights are usually granted to existing shareholders of a corporation to subscribe to shares of a new issue of common stock before it is issued to the public. The right entitles its holder to buy common stock at a specified price. Rights have similar features to warrants, except that the life of a right is typically much shorter, usually a few weeks.

During the period ended April 30, 2022, the Fund invested in rights and warrants, which are disclosed in the Statement of Investments.

Market and Geopolitical Risk: The value of your investment in the Fund is based on the market prices of the securities the Fund holds. These prices change daily due to economic and other events that affect markets generally, as well as those that affect particular regions, countries, industries, companies or governments. These price movements, sometimes called volatility, may be greater or less depending on the types of securities the Fund owns and the markets in which the securities trade. The increasing interconnectivity between global economies and financial markets increases the likelihood that events or conditions in one region or financial market may adversely impact issuers in a different country, region or financial market. Securities in the Fund’s portfolio may underperform due to inflation (or expectations for inflation), interest rates, global demand for particular products or resources, natural disasters, pandemics, epidemics, terrorism, regulatory events and governmental or quasi-governmental actions. The occurrence of global events similar to those in recent years, such as terrorist attacks around the world, natural disasters, social and political discord or debt crises and downgrades, among others, may result in market volatility and may have long term effects on both the U.S. and global financial markets. It is difficult to predict when similar events affecting the U.S. or global financial markets may occur, the effects that such events may have and the duration of those effects. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund’s portfolio. There is a risk that you may lose money by investing in the Fund.

3. RESTRICTED SECURITIES

As of April 30, 2022, investments in securities included a security that is considered restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, and may have contractual restrictions on resale.

Description	Acquisition Date	Cost	Value	Value as a Percentage of Net Assets
Business Development Corp. of America	12/3/19	$300,000	$298,101	0.12%
TOTAL		$300,000	$298,101	0.12%